Contents of Significant Accounts - Business Combinations - Additional Information (Detail) - 12 months ended Dec. 31, 2019 $ in Millions, ¥ in Billions	TWD ($)	JPY (¥)
MIE FUJITSU SEMICONDUCTOR LIMITED (MIFS) [member]
Disclosure of detailed information about business combination [line items]
Percentage of equity interest acquired		84.10%
Percentage of equity interest previously held		15.90%
Cash Consideration of Business Combination | ¥		¥ 54.4
UNITED SEMICONDUCTOR JAPAN CO LTD (USJC) [member]
Disclosure of detailed information about business combination [line items]
Operating Revenue of Business acquisition	$ 4,277
Profit before tax From operations	305
Gain (loss) on disposal of equity method	375
Operating Revenue of Business acquisition	160,767
Profit before tax From operations	$ 5,606